Kemper Equity
Funds/Growth Style

Kemper Technology Fund

Supplement to Prospectus
Dated February 1, 2000

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The following information replaces
disclosure in the "Fund Managers"
section on page 37 of the prospectus:

Robert L. Horton
Lead Portfolio Manager
 o Began investment career in 1993
 o Joined advisor in 1993
 o Joined fund team in 1999

Blair Treisman
 o Began investment career in 1993
 o Joined advisor in 1999
 o Joined fund team in 2000



December 11, 2000